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                          UBS ENHANCED NASDAQ-100 FUND
                            UBS ENHANCED S&P 500 FUND
                         UBS PACE SELECT ADVISORS TRUST
                        UBS FINANCIAL SERVICES FUND INC.
                          UBS TACTICAL ALLOCATION FUND
                             UBS S&P 500 INDEX FUND


                              Prospectus Supplement


                                                                    June 3, 2003

Dear Investor,

         The following categories of eligible investors are added to the section titled "Class Y Shares" in the Prospectus:

     o Shareholders who invest a minimum initial amount of $10 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums; and

     o foundations, endowments and religious and other charitable organizations described in Section 501(c) of the Internal Revenue Code.



                                                                   Item # ZS-180